Net income per share and net income attributable to common stockholders (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net income per share and net income attributable to common stockholders
Net income	¥ 1,464,552,224	$ 209,428,183	¥ 1,539,905,765	¥ 1,186,793,974
Shares (denominator):
Weighted average number of ordinary shares used in computing basic EPS	243,975,946	243,975,946	288,828,371	288,115,969
Basic net income per share | (per share)	¥ 6	$ 0.86	¥ 5.33	¥ 4.12
Diluted effects of stock options and RSUs	5,513,257	5,513,257	4,526,300	2,717,245
Weighted average number of ordinary shares used in computing diluted EPS	249,489,203	249,489,203	293,354,671	290,833,214
Diluted net income per share | (per share)	¥ 5.87	$ 0.84	¥ 5.25	¥ 4.08